Segment Information (Schedule Of Segments Financial Information) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 246,417	$ 253,527
Cost of midstream gas purchased	165,464	170,255
Operating costs and expenses	27,947	24,043
Impairments	124,845
Depreciation, depletion & amortization	23,853	21,244
Operating income (loss)	(95,692)	37,985
Interest expense	(9,817)	(10,850)
Derivatives	(4,951)	(19,761)
Other	116	137
Net income	(110,344)	7,511
Additions to property and equipment	75,569	132,667
Total assets	1,511,183		1,593,992
Natural Gas Eastern Midstream Segment
Segment Reporting Information [Line Items]
Revenues	11,473	3,020
Operating costs and expenses	1,512	236
Depreciation, depletion & amortization	2,061	353
Operating income (loss)	7,900	2,431
Additions to property and equipment	31,284	23,912
Total assets	204,217		174,444
Natural Gas Midcontinent Midstream Segment
Segment Reporting Information [Line Items]
Revenues	195,582	205,079
Cost of midstream gas purchased	165,464	170,255
Operating costs and expenses	17,795	15,177
Impairments	124,845
Depreciation, depletion & amortization	13,606	11,571
Operating income (loss)	(126,128)	8,076
Additions to property and equipment	44,039	13,155
Total assets	627,047		736,351
Coal And Natural Resource Management Segment
Segment Reporting Information [Line Items]
Revenues	39,362	45,428
Operating costs and expenses	8,640	8,630
Depreciation, depletion & amortization	8,186	9,320
Operating income (loss)	22,536	27,478
Additions to property and equipment	246	95,600
Total assets	$ 679,919		$ 683,197